Financial instruments - fair values and risk management - Summary of Fair Value Hierarchy Carrying Amounts Of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
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Financial assets at amortised cost	€ 315,039	€ 784,455
Financial liabilities at amortised cost	521,706	930,885
Investments in equity instruments designated at fair value through other comprehensive income	2,820	2,605
Financial liabilities mandatorily measured at fair value through profit or loss	23,201	8,436
Bank overdrafts
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Financial liabilities at amortised cost	56	73
Loans and borrowings (excluding lease liabilities)
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Financial liabilities at amortised cost	775	411,379
Deferred consideration
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Financial liabilities at amortised cost	558	7,714
Trade and other payables
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Financial liabilities at amortised cost	520,317	511,719
Contingent consideration
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Financial liabilities mandatorily measured at fair value through profit or loss	23,201	8,436
Cost to fill a contract
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Financial liabilities at amortised cost	413,168	441,366
Cash and cash equivalents
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Financial assets at amortised cost	243,757	742,773
Trade and other receivables
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Financial assets at amortised cost	67,136	37,773
Deposits
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Financial assets at amortised cost	2,315	2,142
Advances and loans receivable
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Financial assets at amortised cost	1,831	1,767
Equity investment
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Investments in equity instruments designated at fair value through other comprehensive income	2,820	2,605
Level 3 | Equity investment
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Investments in equity instruments designated at fair value through other comprehensive income	2,820	2,605
At Fair Value | Level 3
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Financial assets, at fair value	4,659	4,375
Financial liabilities, at fair value	23,201	8,436
At Fair Value | Level 3 | Contingent consideration
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Financial liabilities, at fair value	23,201	8,436
At Fair Value | Level 3 | Advances and loans receivable
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Financial assets, at fair value	1,839	1,770
At Fair Value | Level 3 | Equity investment
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Financial assets, at fair value	2,820	2,605
At Fair Value | Level 2
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Financial liabilities, at fair value	509,016	518,145
At Fair Value | Level 2 | Trade and other payables
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Financial liabilities, at fair value	509,016	518,145
At Fair Value | Level 2 | Cost to fill a contract
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Financial liabilities, at fair value	€ 401,867	€ 447,792